Equity (Deficit) - Additional Information (Details) $ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 MXN ($) $ / uSDPerBbl	Mar. 31, 2024 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Mar. 31, 2025 USD ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2023 MXN ($)
Disclosure of equity [line items]
Net actuarial losses in other comprehensive income (loss) net of deferred income tax	$ (95,566,136)
Percentage of discount and return on plan asset	10.51%	9.82%		11.28%	10.51%		9.42%
Net (loss) income	$ (43,328,932)	$ 4,682,206
Negative equity amount	(2,041,393,271)			$ (1,983,775,736)
Negative working capital	722,608,374			767,968,661
Bank indebtedness						$ 5,512,700
Short- term debt principal maturities	561,781,184
Increase in Certificates of Contribution "A"	$ 80,002,573	77,237,018
Crude oil price per barrel | $ / uSDPerBbl	67.80
Total equity (deficit)	$ (2,041,393,271)	(1,577,048,748)		(1,983,775,736)			$ (1,652,978,810)
Non- controlling interest
Disclosure of equity [line items]
Total equity (deficit)	(276,011)	$ (130,817)		(274,387)			$ (116,639)
Federal budget
Disclosure of equity [line items]
Total	80,002,573		$ 248,722,000
Bank indebtedness			$ 245,388,650
Indebtedness that may be used to partially cover financial balance in next year	$ 143,403,700				$ 5,512,700
Crude oil price per barrel | $ / uSDPerBbl	57.80
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Increase in Certificates of Contribution "A"	$ 136,210,300
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution	$ 80,002,573			$ 156,509,050